DISCONTINUED OPERATIONS - Income statement (Details) - CAD ($) $ in Millions		12 Months Ended
	Feb. 16, 2024	Mar. 31, 2025	Mar. 31, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue		$ 4,707.9	$ 4,282.8
Operating income (loss)		729.2	(185.4)
Finance expense		215.5	205.0
Earnings (loss) before income taxes		513.7	(390.4)
Income tax recovery		0.0	(9.4)
Net income from discontinued operations before after-tax gain on disposal		0.0	4.8
After-tax gain on disposal of discontinued operations		0.0	16.5
Net income from discontinued operations		0.0	21.3
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue		0.0	131.7
Expenses		0.0	132.7
Operating income (loss)		0.0	(1.0)
Finance expense		0.0	3.6
Earnings (loss) before income taxes		$ 0.0	$ (4.6)
After-tax gain on disposal of discontinued operations	$ 16.5